Note 5 - Receivables	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
5.	Receivables

	December 31,	December 31,
	2024	2023
GST receivables	$494	$1,071
Grant receivables	570	—
Other	246	10
	$1,310	$1,081

Grant receivables consist of $432 submitted to the Natural Resources Canada (“NRCan”) of which $101 have been reimbursed as at December 31, 2024. In addition, $362 have been submitted to the U.S. Department of Defense (“DoD”) of which $123 have been reimbursed. These reimbursements have been offset to property, plant and equipment and profit or loss for the year ended December 31, 2024.